INCOME TAX EXPENSE (Tables)	9 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF CURRENT AND DEFERRED PORTIONS OF INCOME TAX EXPENSE INCLUDE IN THE CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS

The current and deferred portions of income tax expense included in the Consolidated Statements of Comprehensive Loss during the fiscal years ended March 31, 2023 and 2024 and the nine months ended December 31, 2024 were as follows:

	For the fiscal year ended March 31,		For the nine months ended December 31,
	2023	2024	2024
	RMB	RMB	RMB

Current income tax expense	(366)	(311)	(39)
Deferred income tax expense	-	-	-
Total income tax expense	(366)	(311)	(39)

SCHEDULE OF RECONCILIATION OF DIFFERENCES BETWEEN STATUTORY TAX RATE AND THE EFFECTIVE TAX RATE

The following table sets forth a reconciliation between the statutory PRC EIT rate of 25% and the effective tax rate:

	For the fiscal year ended March 31,		For the nine months ended December 31,
	2023	2024	2024

Statutory income tax rate 25.0% (i)	25.0%	25.0%	25.0%
Permanent differences	(3.3)%	(1.1)%	(1.1)%
Effect of different tax rate (ii)	36.7%	(5.5)%	23.2%
Change of valuation allowance	(58.1)%	(18.3)%	(47.1)%
Effective tax rate	0.3%	0.1%	0.0%

(i)	The PRC statutory income tax rate was used because the majority of the Group’s operations are based in PRC.

(ii)	The effect of different tax rate is attributed to varying rates in other jurisdictions where the Group is established, such as the Cayman Islands or Hong Kong, and the preferential tax rate certain entities in the Group enjoys.

SCHEDULE OF SIGNIFICANT COMPONENTS OF THE DEFERRED TAX ASSETS AND LIABILITIES

The following table sets forth the significant components of the deferred tax assets:

	March 31, 2024	December 31, 2024
	RMB	RMB

Deferred tax assets
Net operating loss carry forwards	1,512,929	1,328,662
Deductible advertising expense	444,484	93,960
Leases	193,523	195,166
Provision for credit losses	10,762	9,298
Impairment loss for equity investments accounted for using measurement alternative	865	-
Less: valuation allowance	(1,977,402)	(1,424,137)
Net deferred tax assets	185,161	202,949

	March 31, 2024	December 31, 2024
	RMB	RMB

Deferred tax liabilities
Leases	(185,161)	(202,949)
Total deferred tax liabilities, net	(185,161)	(202,949)

SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE

Movement of valuation allowance

	For the fiscal year ended March 31,		For the nine months ended December 31,
	2023	2024	2024
	RMB	RMB	RMB

Balance at beginning of the period	(2,096,090)	(2,187,715)	(1,977,402)
Changes of valuation allowance	(91,625)	210,313	553,265
Balance at end of the period	(2,187,715)	(1,977,402)	(1,424,137)